Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000101218 | 78464A805 | SPDR Portfolio S&P 1500 Composite Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000101218 | 78464A854 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000101218 | 47103U845 | Janus Henderson AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000101218 | 92647X830 | VictoryShares Free Cash Flow ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000101218 | 72201R718 | PIMCO Enhanced Low Duration Active ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000101218 | 72201R585 | PIMCO Multi Sector Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000101218 | 72201R593 | PIMCO Commodity Strategy Active ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000101218 | 02072L433 | Astoria US Equal Weight Quality Kings ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000101218 | 03463K760 | Angel Oak Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000101218 | 53700T827 | iMGP DBi Managed Futures Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000101218 | Alternative53700T827
Holdings [Line Items]
Percent of Total Investments	98.70%
C000101218 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.30%
C000101218 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000101218 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000101218 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000101218 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000101218 | Equity
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000082963 | 78464A805 | SPDR Portfolio S&P 1500 Composite Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000082963 | 78464A854 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000082963 | 47103U845 | Janus Henderson AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000082963 | 92647X830 | VictoryShares Free Cash Flow ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000082963 | 72201R718 | PIMCO Enhanced Low Duration Active ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000082963 | 72201R585 | PIMCO Multi Sector Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000082963 | 72201R593 | PIMCO Commodity Strategy Active ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000082963 | 02072L433 | Astoria US Equal Weight Quality Kings ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000082963 | 03463K760 | Angel Oak Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000082963 | 53700T827 | iMGP DBi Managed Futures Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000082963 | Alternative53700T827
Holdings [Line Items]
Percent of Total Investments	98.70%
C000082963 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.30%
C000082963 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000082963 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000082963 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000082963 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000082963 | Equity
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000079614 | 78464A805 | SPDR Portfolio S&P 1500 Composite Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000079614 | 78464A854 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000079614 | 47103U845 | Janus Henderson AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000079614 | 92647X830 | VictoryShares Free Cash Flow ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000079614 | 72201R718 | PIMCO Enhanced Low Duration Active ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000079614 | 72201R585 | PIMCO Multi Sector Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000079614 | 72201R593 | PIMCO Commodity Strategy Active ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000079614 | 02072L433 | Astoria US Equal Weight Quality Kings ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079614 | 03463K760 | Angel Oak Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000079614 | 53700T827 | iMGP DBi Managed Futures Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079614 | Alternative53700T827
Holdings [Line Items]
Percent of Total Investments	98.70%
C000079614 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.30%
C000079614 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000079614 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000079614 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000079614 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000079614 | Equity
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000100899 | 03463K760 | Angel Oak Income ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000100899 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000100899 | 464288679 | iShares Short Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000100899 | 46431W507 | iShares Short Duration Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000100899 | 81369Y605 | Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000100899 | 09789C788 | BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000100899 | 92204A884 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000100899 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000100899 | 81369Y506 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000100899 | 81369Y100 | Materials Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000100899 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100899 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000100899 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000100899 | Equity
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000100899 | Fixed Income - Other03463K760
Holdings [Line Items]
Percent of Total Investments	98.70%
C000100901 | 03463K760 | Angel Oak Income ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000100901 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000100901 | 464288679 | iShares Short Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000100901 | 46431W507 | iShares Short Duration Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000100901 | 81369Y605 | Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000100901 | 09789C788 | BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000100901 | 92204A884 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000100901 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000100901 | 81369Y506 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000100901 | 81369Y100 | Materials Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000100901 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100901 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000100901 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000100901 | Equity
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000100901 | Fixed Income - Other03463K760
Holdings [Line Items]
Percent of Total Investments	98.70%
C000136883 | 03463K760 | Angel Oak Income ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000136883 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000136883 | 464288679 | iShares Short Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000136883 | 46431W507 | iShares Short Duration Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000136883 | 81369Y605 | Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000136883 | 09789C788 | BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000136883 | 92204A884 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000136883 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000136883 | 81369Y506 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000136883 | 81369Y100 | Materials Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136883 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136883 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136883 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000136883 | Equity
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000136883 | Fixed Income - Other03463K760
Holdings [Line Items]
Percent of Total Investments	98.70%